Marketable debt securities - Mortgage-backed bonds (Details) - Marketable debt securities - Covered bonds - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees
Mortgage-backed bonds	€ 23,907	€ 16,965	€ 19,747
Banco Popular Espanol, S.A.
Guarantees
Mortgage-backed bonds	9,209
Santander Consumer Finance, S.A.
Guarantees
Mortgage-backed bonds	500
Banco Santander S.A.
Guarantees
Mortgage-backed bonds	€ 14,198